Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

Note 5. Related Party Transactions

Founder Shares

On October 23, 2017, the Company issued an aggregate of 8,625,000 shares of Class F common stock to the sponsors (the “founder shares”) in exchange for an aggregate capital contribution of $25,000, with each sponsor purchasing an equal number of founder shares. The sponsors agreed to forfeit an aggregate of up to 1,125,000 founder shares to the extent that the over-allotment option is not exercised in full by the underwriters. On October 23, 2017, the underwriters exercised their over-allotment option. As a result, the 1,125,000 founder shares were no longer subject to forfeiture. The founder shares will automatically convert into Class A common stock upon the consummation of a business combination, or earlier at the option of the holder, on a one-for-one basis, subject to adjustment (see Note 7).

The initial stockholders agreed not to transfer, assign or sell any of their founder shares until the earliest of (a) one year after the completion of the initial business combination, (b) subsequent to the initial business combination, if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial business combination, or (C) following the completion of the initial business combination, such future date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public stockholders having the right to exchange their common stock for cash, securities or other property.

Forward Purchase Agreements

The Company entered into forward purchase agreements with anchor investors (including an affiliate of Fortress Mosaic Sponsor LLC), pursuant to which the anchor investors agreed to purchase an aggregate of 15,789,474 shares of Class A common stock at a purchase price of $9.50 multiplied by the number of shares of Class A common stock purchased (“forward purchase shares”), or approximately $150,000,000 in the aggregate, in a private placement to occur concurrently with the closing of the initial business combination.

In connection with the forward purchase shares sold to the anchor investors, the sponsors will receive (by way of an adjustment to their existing founder shares) an aggregate number of additional founder shares equal to one ninth of the aggregate number of forward purchase shares sold to the anchor investors.

If the last reported sale price of the Class A common stock is less than $11.00 (as adjusted for share splits, share combinations and the like) for at least 20 trading days (whether or not consecutive) during the period of 30 consecutive trading days ending on the first anniversary of the Company’s initial business combination, each anchor investor may purchase from the sponsors, at a price per Class A common stock of $0.01, a number of Class A common stock no greater than (a) the number of forward purchase shares issued and sold to such anchor investor less any forward purchase shares sold by such anchor investor prior to its exercise of the right to purchase such contingent call shares divided by (b) 18 (as adjusted for share splits, share combinations and the like).

The forward purchase agreements also provided that the anchor investors are entitled to a right of first offer with respect to any proposed sale of additional equity or equity-linked securities by the Company for capital raising purposes in connection with the closing of the initial business combination (other than forward purchase shares) and registration rights with respect to their forward purchase securities.

The forward purchase agreements provided that prior to our initial business combination each anchor investor has the right to designate one individual to be, at its election, either elected as a member of our board of directors or a non-voting observer of our board of directors.

The proceeds from the sale of the forward purchase shares may be used as part of the consideration to the sellers in the initial business combination, expenses in connection with the initial business combination or for working capital in the post-transaction company. These purchases will be required to be made regardless of whether any Class A common stock are redeemed by the public stockholders and are intended to provide the Company with a minimum funding level for the initial business combination.

The anchor investors will have no right to the funds held in the Trust Account except with respect to any public shares owned by them.

Office Space and Related Support Services

Effective October 18, 2017, the Company entered into an agreement with an affiliate of one of the sponsors a monthly fee of $16,875 for office space and related support services.

On October 18, 2017, the Company agreed to pay a monthly fee of $5,000 for its Chief Financial Officer (“CFO”) commencing on the closing of the Initial Public Offering, plus a deferred cash payment of $330 per hour, less cumulative monthly fees paid, payable upon completion of its initial business combination or liquidation, whichever occurs first. In addition, the Company also agreed to pay its CFO according to the agreement for services performed prior to the closing of the Initial Public Offering. Any deferred cash payment will not be claimed against the Trust Account. Additionally, the Company will issue Class A common stock to him upon completion of the Company’s initial business combination (“Equity Compensation”). The number of Class A common stock to be issued is determined in accordance with an agreed formula, which is estimated to be 8,683 shares as of September 30, 2019. The Company is not obligated to issue the Equity Compensation if no Business Combination is consummated. The equity compensation fee is an unrecognized contingent liability, as closing of a potential business combination was not considered probable as of September 30, 2019.

During the three months ended September 30, 2019 and 2018, the Company incurred approximately $71,000 and $60,000, respectively, for services provided by related parties in connection with these aforementioned agreements, as reflected in the accompanying unaudited condensed statements of operations. During the nine months ended September 30, 2019 and 2018, the Company incurred approximately $199,000 and $190,000, respectively, for services provided by related parties in connection with these aforementioned agreements, as reflected in the accompanying unaudited condensed statements of operations.

Related Party Loans

In order to finance transaction costs in connection with a business combination, the sponsors or an affiliate of either sponsor, or certain of our officers and directors may, but are not obligated to, provide Working Capital Loans to the Company as may be required. If the Company completes a business combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a business combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans, other than the interest on such proceeds that may be released for working capital purposes. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a business combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post business combination entity at a price of $1.50 per warrant. The warrants would be identical to the private placement warrants. There were no Working Capital Loans outstanding as of September 30, 2019 and December 31, 2018.

Note 5. Related Party Transactions

Founder Shares

On October 23, 2017, the Company issued an aggregate of 8,625,000 shares of Class F common stock to the sponsors (the “founder shares”) in exchange for an aggregate capital contribution of $25,000, with each sponsor purchasing an equal number of founder shares. The sponsors agreed to forfeit an aggregate of up to 1,125,000 founder shares to the extent that the over-allotment option is not exercised in full by the underwriters. On October 23, 2017, the underwriters exercised their over-allotment option. As a result, the 1,125,000 founder shares were no longer subject to forfeiture. The founder shares will automatically convert into Class A common stock upon the consummation of a business combination, or earlier at the option of the holder, on a one-for-one basis, subject to adjustment (see Note 7).

The initial stockholders agreed not to transfer, assign or sell any of their founder shares until the earliest of (a) one year after the completion of the initial business combination, (b) subsequent to the initial business combination, if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial business combination, or (C) following the completion of the initial business combination, such future date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public stockholders having the right to exchange their common stock for cash, securities or other property.

Forward Purchase Agreements

The Company entered into forward purchase agreements with anchor investors (including an affiliate of Fortress Mosaic Sponsor LLC), pursuant to which the anchor investors agreed to purchase an aggregate of 15,789,474 shares of Class A common stock at a purchase price of $9.50 multiplied by the number of shares of Class A common stock purchased (“forward purchase shares”), or approximately $150,000,000 in the aggregate, in a private placement to occur concurrently with the closing of the initial business combination.

In connection with the forward purchase shares sold to the anchor investors, the sponsors will receive (by way of an adjustment to their existing founder shares) an aggregate number of additional founder shares equal to one ninth of the aggregate number of forward purchase shares sold to the anchor investors.

If the last reported sale price of the Class A common stock is less than $11.00 (as adjusted for share splits, share combinations and the like) for at least 20 trading days (whether or not consecutive) during the period of 30 consecutive trading days ending on the first anniversary of the Company’s initial business combination, each anchor investor may purchase from the sponsors, at a price per Class A common stock of $0.01, a number of Class A common stock no greater than (a) the number of forward purchase shares issued and sold to such anchor investor less any forward purchase shares sold by such anchor investor prior to its exercise of the right to purchase such contingent call shares divided by (b) 18 (as adjusted for share splits, share combinations and the like).

The forward purchase agreements also provided that the anchor investors are entitled to a right of first offer with respect to any proposed sale of additional equity or equity-linked securities by the Company for capital raising purposes in connection with the closing of the initial business combination (other than forward purchase shares) and registration rights with respect to their forward purchase securities.

The forward purchase agreements provided that prior to our initial business combination each anchor investor has the right to designate one individual to be, at its election, either elected as a member of our board of directors or a non-voting observer of our board of directors.

The proceeds from the sale of the forward purchase shares may be used as part of the consideration to the sellers in the initial business combination, expenses in connection with the initial business combination or for working capital in the post-transaction company. These purchases will be required to be made regardless of whether any Class A common stock are redeemed by the public stockholders and are intended to provide the Company with a minimum funding level for the initial business combination.

The anchor investors will have no right to the funds held in the trust account except with respect to any public shares owned by them.

Office Space and Related Support Services

Effective October 18, 2017, the Company entered into an agreement with an affiliate of one of the sponsors a monthly fee of $16,875 for office space and related support services.

On October 18, 2017, the Company agreed to pay a monthly fee of $5,000 for its Chief Financial Officer (“CFO”) commencing on the closing of the Initial Public Offering, plus a deferred cash payment of $330 per hour, less cumulative monthly fees paid, payable upon completion of its initial business combination or liquidation, whichever occurs first. In addition, the Company also agreed to pay its CFO according to the agreement for services performed prior to the closing of the Initial Public Offering. Any deferred cash payment will not be claimed against the trust account. Additionally, the Company will issue Class A common stock to him upon completion of the Company’s initial business combination (“Equity Compensation”). The number of Class A common stock to be issued is determined in accordance with an agreed formula, which is estimated to be 6,110 shares as of December 31, 2018. The Company is not obligated to issue the Equity Compensation if no Business Combination is consummated. The equity compensation fee is an unrecognized contingent liability, as closing of a potential business combination was not considered probable as of December 31, 2018.

The Company had incurred $257,000 and $58,000 in expenses during the year ended December 31, 2018 and for the period from July 26, 2017 (inception) through December 31, 2017, respectively, as reflected in the accompanying Statements of Operations for services provided by related parties in connection with these aforementioned agreements with related parties. An aggregate of approximately $37,500 and $43,000 in fees for these services was accrued as of December 31, 2018 and 2017, respectively, as reflected in the accompanying balance sheets.

Related Party Loans

In order to finance transaction costs in connection with a business combination, the sponsors or an affiliate of either sponsor, or certain of our officers and directors may, but are not obligated to, provide Working Capital Loans to the Company as may be required. If the Company completes a business combination, the Company would repay the Working Capital Loans out of the proceeds of the trust account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the trust account. In the event that a business combination does not close, the Company may use a portion of proceeds held outside the trust account to repay the Working Capital Loans but no proceeds held in the trust account would be used to repay the Working Capital Loans, other than the interest on such proceeds that may be released for working capital purposes. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a business combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post business combination entity at a price of $1.50 per warrant. The warrants would be identical to the private placement warrants. There were no Working Capital Loans outstanding as of December 31, 2018 and 2017.